Income Tax Expense	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense

9. INCOME TAX EXPENSE

For the nine months ended December 31, 2017 and 2016, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2017	December 31, 2016
Tax jurisdictions from:
- Local	$(11,908)	$(61,268)
- Foreign, representing:
Seychelles	-	(3,100)
Hong Kong	(1,921)	(1,434)
Malaysia	(149,322)	(39,423)
Australia	(2,504)	-
Loss before income tax	$(165,655)	$(105,225)

The provision for income taxes consisted of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2017	December 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

Effective and Statutory Rate Reconciliation

The following table summarizes a reconciliation of the Company’s blended statutory income tax rate to the Company's effective tax rate as a percentage of income from continuing operations before taxes:

	Nine months Ended December 31, 2017	Nine months Ended December 31, 2016
Statutory blended tax rate	(19%)	-
Increase in valuation allowance
- Foreign	19%	-
Effective tax rate	0%	-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: Seychelles, Hong Kong, Malaysia, and Australia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. The Company has provided for a full valuation allowance of approximately $4,168 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. The Company has provided for a full valuation allowance of approximately $317 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income. The Company has provided for a full valuation allowance of approximately $26,878 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Australia

Questcorp Australia Pty Ltd is subject to the Corporate Income Tax governed by the Australia Taxation Authority. The Company has provided for a full valuation allowance of approximately $751 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended December 31, 2017 and 2016:

	April 1, 2017 to December 31, 2017	April 1, 2016 to December 31, 2016
Deferred tax assets:
Net operating loss carryforwards
-United States of America	$(4,168)	$(21,444)
-Hong Kong	(317)	(237)
-Malaysia	(26,878)	(7,490)
-Australia	(751)	-
	$(32,114)	$(29,171)
Less: valuation allowance	32,114	29,171
Deferred tax assets	$-	$-

8. INCOME TAX EXPENSE

For the year ended March 31, 2017 and 2016, the local (United States) and foreign components of loss before income tax were comprised of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Tax jurisdictions from:
- Local	$(78,821)	$-
- Foreign, representing:
Seychelles	(3,100)	-
Hong Kong	(1,539)	-
Malaysia	(151,402)	-
Loss before income tax	$(234,862)	$-

The provision for income taxes consisted of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

Effective and Statutory Rate Reconciliation

The following table summarizes a reconciliation of the Company’s blended statutory income tax rate to the Company's effective tax rate as a percentage of income from continuing operations before taxes:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Statutory blended tax rate	(24%)	-
Increase in valuation allowance
- Foreign	24%	-
Effective tax rate	0%	-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: Seychelles, Hong Kong and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. The Company has provided for a full valuation allowance of approximately $27,587 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. The Company has provided for a full valuation allowance of approximately $254 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income. The Company has provided for a full valuation allowance of approximately $27,252 against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended March 31, 2017 and 2016:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Deferred tax assets:
Net operating loss carryforwards
-United States of America	$(27,587)	$-
-Hong Kong	(254)	-
-Malaysia	(27,252)	-
	$(55,093)	$-
Less: valuation allowance	55,093	-
Deferred tax assets	$-	$-